Acquisitions and disposals - Fair value of assets acquired (Details) - Taiwan Hsinchu site business £ in Millions	Sep. 28, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 2
Property, plant and equipment	6
Inventory	5
Cash and cash equivalents	20
Other assets	6
Other liabilities	(21)
Non-controlling interests	(14)
Goodwill	124
Total	128
Consideration settled by shares in CHHL2	128
Total consideration	£ 128